Indebtedness to related parties (Details Narrative)				1 Months Ended									6 Months Ended
	Dec. 15, 2022 USD ($) shares	Dec. 15, 2022 EUR (€) shares	Nov. 12, 2020 USD ($)	Jan. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Oct. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)	Oct. 30, 2016 USD ($)
the "Group"
Related Party Transaction [Line Items]
Proceeds from related party					$ 283,754		$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate					3.00%		3.00%	3.00%	3.00%	3.00%
Debt remission amount													$ 5,459,000	€ 5,000,000	$ 5,871,714	€ 5,000,000
Maturity date					Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt					$ 1,198,746								12,375,515
Unamortized debt discount					35,340								189,110
Long term debt, carrying value					1,163,406								12,186,405
Additional loan amount					208,751
Interest expense													54,981
Accounts payable													$ 2,145,262
WISeKey International Holding AG
Related Party Transaction [Line Items]
Lines of credit extended to shareholder loans			$ 4,000,000
Line of credit description			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million.
Line of credit, interest rate			3.00%	2.50%									12.30%
Debt conversion, converted amount	$ 7,348,397	€ 7,000,000
Debt conversion, shares issued | shares	175,000	175,000
Share capital					$ 183,710
Recapitalization by WISeKey International Holding Ltd	$ 7,164,687
Line of credit				$ 5,000,000													$ 1,163,406
Line of credit, maturity date				Dec. 31, 2024
Proceeds from line of credit				$ 1,407,497
WISeCoin AG
Related Party Transaction [Line Items]
Proceeds from related party											$ 2,750,000	€ 250,000
Interest rate						2.50%					3.00%	3.00%